Employee Benefit Plan, Description of Plan	12 Months Ended
Sep. 30, 2025
EBP0757636
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of Plan
The following is a brief description of the Moog Inc. Retirement Savings Plan ("the Plan") and is provided for general information purposes only. Participants should refer to the Plan Document and the Summary Plan Description for complete information.
General
The Plan consists of two defined contribution options, the RSP and the RSP(+), sponsored by Moog Inc. ("the Company" or "the Plan Sponsor"). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Administrative Committee is responsible for the oversight of the Plan, determines the appropriateness of the Plan's investment offerings and monitors investment performance.
Eligibility
As of September 30, 2025, all domestic employees of the Company are eligible to participate in the Plan immediately upon hire. Employees hired after January 1, 2019 are automatically enrolled in the RSP(+). Employees hired prior to January 1, 2019 were given a choice to remain in their current plan, the RSP, or participate in the RSP(+).

Plan Mergers and Transfers

During the plan year ended September 30, 2024, the Company transferred assets and merged the Genesys Aerosystems 401(k) Plan (the "Genesys Plan") into the Plan. The total fair value of the net assets transferred from the Genesys Plan into the Plan was $21,465,555.

Notes Receivable from Participants
Notes receivable from participants (loans) are measured at their unpaid principal balance plus any accrued but unpaid interest. Loans are limited to the lesser of $50,000 or one-half of the participant's account balance with a minimum loan of $1,000, repayable over a term not to exceed five years. Interest is charged at a rate established by the Plan and is fixed at origination at Prime plus 1%. Loans are secured by the balance in the participant's account. Principal and interest are paid ratably through payroll deductions. Participants pay a one-time origination fee and quarterly maintenance fees for each loan.
Contributions and Investments
The Plan allows for voluntary pretax contributions to the Plan in the form of a 1% to 75% withholding subject to the Internal Revenue Code ("IRC") limits. All employees are automatically enrolled in the Plan at a deferral of 3% of eligible employee compensation to the Plan, unless the employee elects not to make such a contribution to the Plan. Employees are also automatically enrolled in 1% annual increases up to a total deferral of 15%, unless the employee makes an affirmative election to contribute at a different rate or opt out of the automatic enrollment. The Plan also allows for Roth Elective Deferrals. Participants may designate all or a portion of deferrals as Roth Elective Deferrals. The Plan permits participants age 50 and older to make “catch-up” contributions. Contributions are directed by the participant among the available investment options.
The Plan currently offers registered investment company mutual funds, Company Class B common stock, target date funds, pooled separate accounts and a stable value fund.
1. Description of Plan (continued)
Employees hired on or after January 1, 2008 are not eligible to participate in the Company's defined benefit pension plan. Instead, the Company makes contributions ("Retirement Contributions") for those employees based on a percentage of the employee's eligible compensation and age. The Retirement Contributions are in addition to the Company match on voluntary employee contributions ("the Company Match"). Employees hired before January 1, 2008 elected either to remain in the defined benefit pension plan and continue to accrue benefits or elected to stop accruing future benefits in the defined benefit pension plan as of April 1, 2008. Employees who elected to stop accruing future benefits receive the Retirement Contributions in the Plan.

RSP
The Company's matching contribution in the RSP is 25% of the first 2% of eligible pay that employees contribute. The Company Match is invested pursuant to participant allocation elections, which may include Company Class B common stock. Retirement Contributions for the RSP are made to an employee-directed investment fund in the Plan.
RSP(+)
The Company's matching contributions in the RSP(+) are 50% of the first 10% of eligible pay that employees contribute. Retirement Contributions for the RSP(+) will be initially invested, when made, in Company Class B common stock. However, those RSP(+) Retirement Contributions may be reinvested at any time immediately thereafter pursuant to the Participant's instructions.
The Plan also provides that the Company may make discretionary contributions. For the plan years ended September 30, 2025 and 2024, the Company did not elect to make any discretionary contributions.

Rollovers represent amounts contributed to the Plan by participants from prior employer plans.
Participant Accounts
Separate accounts are maintained for each plan participant. Each participant's account is credited with the participant's contribution, Retirement Contributions, Company Match and discretionary contributions, if applicable. Plan earnings, losses and fees of the participant's investment selections are reported in the participant's account as defined by the Plan. For participants in the RSP and RSP(+) hired prior to January 1, 2020, participant contributions and Company Match are fully and immediately vested in the participant accounts. For participants in the RSP(+) hired on or after January 1, 2020, participant contributions are fully and immediately vested in the participants account and the Company Match is fully vested after three years of credited service, which is defined as 1,000 hours of service in a plan year. For both the RSP and RSP(+), the Retirement Contributions vest 100% after three years of credited service. Forfeitures are used to first reduce employer contributions, second to offset Plan expenses and lastly reallocated to remaining participants. The benefit to which a participant is entitled is the benefit that can be provided from the participant's account. Participants may transfer all or part of their accounts, including investments in Company stock, among the other investment options in the Plan.
Distributions
Subject to certain limitations, participants may withdraw all or part of their account balance upon attainment of age 59½. Distribution of a participant's account balance is also permitted in the event of death, disability, termination of employment or immediate financial hardship, as defined in the Plan Document. Distributions are required to begin at age 72. Distributions are made in cash except for the Company Match, which can be distributed in cash or shares. Participants have the option to also receive the distributions in employer securities in either cash or shares. For distributions of Company Class B common stock from the employer securities funds and matching account balances (for shares purchased after January 1, 1999), the shares of stock will carry a restrictive legend and the Company will have a right of first refusal at the time of sale, transfer or pledging of those shares.
1. Description of Plan (continued)
Administrative Expenses
Certain costs of administering the Plan are borne by the Company, while others are borne by the Plan. Fees borne by the Plan include investment management fees and recordkeeping fees. Loan origination fees are charged to the participant's account balance at the time the loan is processed. Investment management fees are allocated to all participants invested in the fund that charges the fee on a pro rata basis of account balances. Recordkeeping fees are only charged to participants that meet the minimum balance criteria.